Share Capital - Schedule of Effect of Share-Based Compensation on Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	$ 6,300	$ 1,967	$ 449
Research and Development Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	3,923	1,167	170
General and Administrative Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,377	$ 800	$ 279